SCHEDULE OF GOODWILL (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		$ 131,909,760
Provisions for impairment		122,519,218
Goodwill ending balance		30,363,234	131,909,760
PRC And Other Subsidiaries [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		29,813,733	28,975,408
Addition			1,695,318
Exchange difference		1,284,975	(856,993)
Provisions for impairment	[1]
Disposal of subsidiaries		(735,474)
Goodwill ending balance		30,363,234	29,813,733	28,975,408
Ninjas in Pyjamas [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		102,096,027	112,426,919
Addition
Exchange difference		20,423,191	(10,330,892)
Provisions for impairment	[1]	(122,519,218)
Disposal of subsidiaries
Goodwill ending balance			102,096,027	112,426,919
Consolidated [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		131,909,760	141,402,327
Addition			1,695,318
Exchange difference		21,708,166	(11,187,885)
Provisions for impairment	[1]	(122,519,218)
Disposal of subsidiaries		(735,474)
Goodwill ending balance		$ 30,363,234	$ 131,909,760	$ 141,402,327

[1]	In view of unsatisfactory financial performance, the management of the Group consider there is impairment indicators in respect of the goodwill of Ninjas in Pyjamas. Goodwill is tested for impairment at the reporting unit level, where a reporting unit represents an operating segment or one level below an operating segment. During the year ended December 31, 2025, the Group have performed an impairment assessment of goodwill by estimating the fair value of the reporting unit using the discounted cash flow method under the income approach and consequently determined an impairment loss of $122,519,218 based on discounted cashflow.